Consolidated Statement of Equity (Deficit) (USD $)	Total	Transaction One [Member]	Transaction Two [Member]	Common Stock $0.001 Par Value [Member]	Common Stock $0.001 Par Value [Member] Transaction One [Member]	Common Stock $0.001 Par Value [Member] Transaction Two [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Transaction One [Member]	Additional Paid-in Capital [Member] Transaction Two [Member]	Accumulated Deficit [Member]	Total STEV Stockholders' Equity (Deficit) [Member]	Total STEV Stockholders' Equity (Deficit) [Member] Transaction One [Member]	Total STEV Stockholders' Equity (Deficit) [Member] Transaction Two [Member]	Non-controlling Interest [Member]
Balance at Apr. 10, 2011	$ 100			$ 6,000			$ (5,900)				$ 100
Balance, shares at Apr. 10, 2011	6,000,000			6,000,000
Common shares deemed issued in reverse acquisition	(118,288)			79,800			(198,088)				(118,288)
Common shares deemed issued in reverse acquisition, shares				79,800,000
Common shares cancelled in reverse acquisition				(33,000)			33,000
Common shares cancelled in reverse acquisition, shares				(33,000,000)
Common shares issued for cash	100,000			400			99,600				100,000
Common shares issued for cash, shares				400,000
Common shares issued for notes conversion		350,000	150,000		1,400	600		348,600	149,400			350,000	150,000
Common shares issued for notes conversion, shares					1,400,000	600,000
Common shares issued for conversion of accrued interest		18,713	4,356		75	17		18,638	4,339			18,713	4,356
Common shares issued for conversion of accrued interest, shares					74,850	17,425
Common shares cancelled by significant stockholder on October 4, 2011				(3,000)			3,000
Common shares cancelled by significant stockholder on October 4, 2011, shares				(3,000,000)
Common shares issued for future director services on October 4, 2011	750,000			3,000			747,000				750,000
Common shares issued for future director services on October 4, 2011, shares				3,000,000
Common shares issued for future director services on October 4, 2011	(750,000)						(750,000)				(750,000)
Common shares issued for future director services on October 4, 2011 earned during the period	187,500						187,500				187,500
Make good shares released to officer for achieving the first milestone on December 23, 2011	750,000			3,000			747,000				750,000
Make good shares released to officer for achieving the first milestone on December 23, 2011, shares				3,000,000
Common stock issued for services		52,500	38,225		35	28		52,465	38,197			52,500	38,225
Common stock issued for services, shares					35,000	27,500
Net loss	(2,323,551)									(2,323,551)	(2,323,551)
Balance at Mar. 31, 2012	(790,445)			58,355			1,474,751			(2,323,551)	(790,445)
Balance, shares at Mar. 31, 2012	58,354,775			58,354,775
Common shares issued for cash	500,000			1,067			498,933				500,000
Common shares issued for cash, shares				1,066,667
Common shares issued for notes conversion	500,000			601			499,399				500,000
Common shares issued for notes conversion, shares				600,858
Common shares issued for conversion of accrued interest	27,739			33			27,706				27,739
Common shares issued for conversion of accrued interest, shares				33,335
Common shares issued for future director services on October 4, 2011 earned during the period	281,250						281,250				281,250
Common stock issued for services	272,550			500			272,050				272,550
Common stock issued for services, shares				500,000
Restriced common shares issued for technology rights valued at $0.79 per share discounted 69% on July 5, 2012	1,635,300			3,000			1,632,300				1,635,300
Restriced common shares issued for technology rights valued at $0.79 per share discounted 69% on July 5, 2012, shares				3,000,000
Warrants issued		(381,301)	(30,504)					(381,301)	(30,504)			(381,301)	(30,504)
Commissions and legal fees in connection with the stock sales on August 6, 2012	(52,500)						(52,500)				(52,500)
Net loss	(1,342,473)									(1,342,473)	(1,342,473)
Balance at Dec. 31, 2012	$ 619,617			$ 63,556			$ 4,222,085			$ (3,666,024)	$ 619,617			$ (97,338)
Balance, shares at Dec. 31, 2012	63,555,635			63,555,635